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                                                            [METLIFE LETTERHEAD]

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

May 29, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife Insurance Company of Connecticut Variable Annuity
    Separate Account 2002
    File Nos. 333-100435/811-21220
    (Vintage Access, Portfolio Architect Access, Scudder Advocate Advisor, and Scudder Advocate - ST1 Variable Annuity)
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI"), dated April 28, 2008, as revised May 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on May 23, 2008.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,


/s/ John Towers
John Towers
Counsel
Metropolitan Life Insurance Company